Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure(1)

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation and our financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Non- PEO NEO's	Average Compensation Actually Paid to Non-PEO |NEO's	Total Shareholder Return (1)	Net Income(2)
2024	$405,990	$386,400	$970,000	$970,000	$169.86	$92,472,000

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(1)  Total Shareholder Return is computed from the Merger and is based on an assumed value of $100 at the start of the period, with dividends reinvested.  Net Income is for the fiscal year 2024 and as such, includes a period prior to the Merger.

(2)  Net Income is for the fiscal year 2024 and as such, includes a period prior to the Merger.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Performance

The chart above sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company's cumulative TSR for the fiscal year listed.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

We are required to describe the relationship between the “Compensation Actually Paid” to our PEO and non-PEO NEO, as calculated in accordance with SEC disclosure rules, and (i) total shareholder return and (ii) our net income.  There was no public market for our common stock prior to August 1, 2024, and as such, no total shareholder return value can be calculated for the Company for any year prior to 2024.  For the period from August 1, 2024 (the date of the completion of the Merger) through December 31, 2024, the cumulative total shareholder return on an assumed initial investment of $100 in our common stock at the start of the period, assuming reinvestment of dividends, was $169.86.  For the full fiscal year ended December 31, 2024, our Net Income was approximately $92.5 million.  Our compensation actually paid to our CEO for the full fiscal year ended December 31, 2024 was $405,990.00, and our average compensation actually paid to our other NEO for the full fiscal year ended December 31, 2024 was $970,000.00.

Named Executive Officers, Footnote
Name and Principal Position	Year	Salary ($)	Bonus ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Non-qualified Deferred Compensation Earnings ($)	All Other Compensation(1) ($)	Total ($)
Murray Stahl
Chief Executive Officer and Chief Investment Officer	2024	$386,400	$0	$0	$0	$0	$0	$19,590	$405,990

Jay Kesslen
General Counsel and Secretary	2024	$775,000	$375,000	$0	$0	$0	$0	$0	$1,150,000

Alun Williams
Chief Operating Officer	2024	$550,000	$600,000	$0	$0	$0	$0	$0	$1,150,000

Mark Herndon
Chief Financial Officer	2024	$350,000	$260,000	$0	$0	$0	$0	$0	$610,000

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(1) The Company has paid expenses associated with the healthcare benefits for Mr. Stahl in the amount of $19,590.

Peer Group Issuers, Footnote	Total Shareholder Return is computed from the Merger and is based on an assumed value of $100 at the start of the period, with dividends reinvested. Net Income is for the fiscal year 2024 and as such, includes a period prior to the Merger.
PEO Total Compensation Amount	$ 405,990
PEO Actually Paid Compensation Amount	386,400
Non-PEO NEO Average Total Compensation Amount	970,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 970,000
Tabular List, Table
2024
Name and Title	Salary	Bonus	Total
Murray Stahl, Chief Executive Officer and Chief Investment Officer*	$386,400	$-	$405,990
Jay Kesslen, General Counsel and Secretary	$775,000	$375,000	$1,150,000
Alun Williams, Chief Operating Officer	$550,000	$600,000	$1,150,000
Mark Herndon, Chief Financial Officer#	$350,000	$260,000	$610,000

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*	Includes expenses associated with healthcare benefits paid by the Company for Mr. Stahl in the amount of $19,590.
#	Salary figure is annualized as Mr. Herndon was hired in March 2024.

2025
Name and Title	Salary	Bonus	Total
Murray Stahl, Chief Executive Officer and Chief Investment Officer**	$410,000	TBD	$410,000
Jay Kesslen, General Counsel and Secretary	$1,000,000	TBD	$1,000,000
Alun Williams, Chief Operating Officer	$1,000,000	TBD	$1,000,000
Mark Herndon, Chief Financial Officer	$525,000	TBD	$525,000

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**	In addition to the amounts listed for Mr. Stahl, the Company will pay expenses associated with healthcare benefits for Mr. Stahl estimated to be approximately $20,000.

Total Shareholder Return Amount	$ 169.86	[1]
Net Income (Loss)	$ 92,472,000	[2]
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Murray Stahl [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 405,990
Jay Kesslen [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,150,000
Alun Williams [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,150,000
Mark Herndon [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 610,000

[1]	Total Shareholder Return is computed from the Merger and is based on an assumed value of $100 at the start of the period, with dividends reinvested. Net Income is for the fiscal year 2024 and as such, includes a period prior to the Merger.
[2]	Net Income is for the fiscal year 2024 and as such, includes a period prior to the Merger.